Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Basis Of Presentation And Significant Accounting Policies Tables
Stock-Based Compensation
	September 30,	September 30,
	2016	2015

Common stock issued for services	$58,800	$-
Warrants issued for services, related parties	19,595	287,264
Warrants issued for services	16,032	1,523,103
Total stock based compensation	$94,427	$1,810,367

	December 31,	December 31,
	2015	2014

Common stock issued for services	$-	$263,079
Warrants issued for services	319,986	96,767
Warrants issued for services, related parties	1,529,182	394,540
Total stock based compensation	$1,849,168	$754,386